Convertible Debt	12 Months Ended
Dec. 31, 2011
Convertible Debt [Abstract]
Debt Disclosure [Text Block]

 Note 7 – Convertible debt

Related parties

On May 21, 2010 the Company entered into a security purchase agreements with its Chief Executive Officer for $538,463 of convertible notes payable along with 1,623,159 warrants to purchase common stock of the company at $.01. Each note is convertible into common stock at an exercise price of $.39.  In December 2011 the convertible notes were converted to 1,380,671 shares of common stock and the warrants were exercised as a cashless transaction that resulted in 1,593,647 of common stock.  The Company also issued 65,666 shares of its Common Stock to settle accrued interest As an inducement to convert the debt, the company issued 142,534 shares of its Common Stock.  The issuance and settlement resulted in a loss on extinguishment of $77,212.

Unrelated parties

On May 21, 2010 the Company entered into two security purchase agreements with independent investors for $461,537 of convertible notes payable along with 1,391,278 warrants to purchase common stock of the company at $.01. Each note is convertible into common stock at an exercise price of $.39.  In December 2011 the convertible notes were converted to 1,183,427 shares of common stock and the warrants were exercised as a cashless transaction that resulted in 1,365,983 of common stock.  The Company also issued 79,738 shares to settle accrued interest.  As an inducement to convert the debt, the Company issued 110,859 shares of its Common Stock.  The issuance and settlement resulted in a loss on extinguishment of $65,713.

At their commitment date, each convertible promissory note was tested for a beneficial conversion feature by comparing the effective conversion price to the fair value of the Company’s stock. The Company recognized a beneficial conversion feature of $410,256 which was recorded as a discount to the convertible promissory notes with an offset to additional paid-in capital. Additionally, the relative fair value of the warrants of $509,800 was calculated and recorded as a further reduction to the carrying amount of the convertible debt and as an addition to paid-in capital. The Company is amortizing the debt discount over the term of the debt. Amortization of debt discount for the year ended December 31, 2011 was $753,935.